Condensed Statement of Cash Flows - USD ($)	3 Months Ended	11 Months Ended	14 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ 21,710,100	$ (29,629,640)
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by related party		28,223
Interest earned on investments held in Trust Account	(48,655)	(209,593)	$ (49,000)
Change in fair value of derivative warrant liabilities		28,525,210
Change in fair value of derivative warrant liabilities	(22,137,870)	28,525,220
Financing costs allocated to derivative warrant liabilities		964,140
Changes in operating assets and liabilities:
Prepaid expenses	58,291	(328,772)
Accounts payable	285,369	22,120
Due to related party		9,750
Accrued expenses	(33,896)	26,146
Net cash used in operating activities	(166,661)	(592,406)
Cash Flows from Investing Activities:
Principal deposited in Trust Account		(414,000,000)
Net cash used in investing activities		(414,000,000)
Cash Flows from Financing Activities:
Repayment of note payable to related party		(159,720)
Proceeds received from initial public offering, gross		414,000,000
Proceeds received from private placement		10,280,000
Offering costs paid		(8,666,120)
Net cash provided by financing activities		415,454,160
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect, Total	(166,661)	861,754
Cash - beginning of the period	861,754	0	0
Cash - end of the period	695,093	861,754	$ 695,093
Supplemental disclosure of noncash investing and financing activities:
Offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares		25,000
Offering costs included in accrued expenses		85,000
Offering costs included in note payable - related party		131,497
Deferred underwriting commissions		14,490,000
Initial value of Class A ordinary shares subject to possible redemption		370,565,620
Change in Value of Class A ordinary shares subject to possible redemption	$ 21,710,000	$ (28,599,630)